TAXES ON INCOME (Reconciliation of Theoretical Tax Expense to Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income before taxes as reported	$ 4,451	$ 4,070	$ 2,811
Statutory tax rate	24.00%	25.00%	26.50%
Increase (reduction) in income taxes resulting from
Theoretical tax benefit computed at the statutory rate 24%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively	$ 1,068	$ 1,018	$ 745
Income tax at rate other than the Ltd. statutory tax rate	(226)	(163)	5
Tax adjustments in respect of currency translation	33	86	42
Adjustment of deferred tax balances following a decrease in statuary tax rates	4,225	1,229
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	(3,600)	(638)	463
Taxes for previous years	(80)		45
Other non-deductible expenses	182	95	309
Income tax expense	$ 1,602	$ 1,627	$ 1,609